Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Summary of Significant Accounting Policies

1. Summary of Significant Accounting Policies

Nature of Business

Francesca’s Holdings Corporation (the “Company”) is a holding company incorporated in 2007 under the laws of the State of Delaware. The Company’s business operations are conducted through its indirectly wholly-owned subsidiary Francesca’s Collections, Inc. (“Francesca’s Collections”), a corporation formed and existing under the laws of the State of Texas. Francesca’s Collections is wholly-owned by Francesca’s LLC (the “Parent”), a limited liability company formed and existing under the laws of the State of Delaware. Parent is a wholly-owned subsidiary of the Company.

The Company operates a national chain of retail locations designed and merchandised to feel like independently owned, upscale boutiques and provide its customers with an inviting, intimate and fun shopping experience. The Company offers a diverse and uniquely balanced mix of apparel, jewelry, accessories and gifts at attractive prices. At October 29, 2011, the Company operated 283 boutiques, which are located in 41 states throughout the United States, and its e-commerce website.

In February 2010, two affiliates of CCMP Capital Advisors, LLC (“CCMP”), acquired approximately 84% of the Company (the “CCMP Acquisition”). The Company incurred $0.2 million of transaction costs in connection with the CCMP Acquisition included in selling, general and administrative expenses in the unaudited consolidated statement of operations for the thirty-nine weeks ended October 30, 2010.

On July 27, 2011, the Company completed an initial public offering of 11,500,000 shares of common stock at a price to the public of $17 per share, of which 2,941,176 shares were sold by the Company and 8,558,824 shares were sold by the selling stockholders (including 616,109 by members of the Company’s management). Upon completion of the offering, the Company received net proceeds of approximately $44.1 million, after deducting the underwriting discount of $3.5 million and related fees and expenses of $2.4 million. On July 27, 2011, net proceeds from the offering, together with $41.0 million of indebtedness under a new revolving credit facility and $6.9 million of cash on hand, were used to repay the $92.0 million (including accrued interest of $0.6 million) outstanding under the senior secured credit facility. The senior secured credit facility was then terminated. See Note 5 for more information.

Basis of Presentation

The accompanying (a) consolidated balance sheet as of January 29, 2011, which was derived from the audited financial statements as of that date included in the Company’s Registration Statement on Form S-1, as amended (Registration No. 333-173581), and filed with the Securities and Exchange Commission (“SEC”) and (b) unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) for interim financial statements and are in the form prescribed by the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. These unaudited financial statements should be read in conjunction with the audited financial statements and notes thereto of the Company included in its Registration Statement. In the opinion of management, these unaudited financial statements include all adjustments, consisting of normal recurring adjustments, considered necessary for a fair presentation. Due to seasonal variations in the retail industry, interim results are not necessarily indicative of results that may be expected for any other interim period or for a full year.

Principles of Consolidation

The accompanying unaudited consolidated financial statements include the accounts of the Company and all its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Fiscal Year

The Company maintains its accounts on a 52- or 53-week year ending on the Saturday closest to January 31st. The fiscal quarters ended October 29, 2011 and October 30, 2010 refer to the thirteen-week periods ended as of those dates. The year-to-date periods ended October 29, 2011 and October 30, 2010 refer to the thirty-nine week periods ended as of those dates.

Management Estimates and Assumption

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, net of estimated sales return, and expenses during the reporting periods. Actual results could differ from those estimates.

1. Summary of Significant Accounting Policies

Nature of Business

Francesca’s Holdings Corporation (the “Company”) is a holding company incorporated in 2007 under the laws of Delaware. The Company’s business operations are conducted through its indirectly wholly-owned subsidiary Francesca’s Collections, Inc., a corporation formed and existing under the laws of the State of Texas. Francesca’s Collections, Inc. is wholly-owned by Francesca’s LLC (the “Parent”), a limited liability company formed and existing under the laws of Delaware. Parent is a wholly-owned subsidiary of the Company.

The Company operates a national chain of retail boutiques designed and merchandised to feel like independently owned, upscale boutiques and provide its customers with an inviting, intimate and fun shopping experience. The Company offers a diverse and balanced mix of apparel, jewelry, accessories and gifts at attractive prices. At January 29, 2011, the Company operated 207 boutiques, which are located in 38 states throughout the United States, and its e-commerce website.

In February 2010, two affiliates of CCMP Capital Advisors, LLC (“CCMP”), acquired approximately 84% of the Company’s outstanding shares (the “CCMP Acquisition”) from the founders of the Company and Bear Growth Capital Partners, LP (“BGCP”). The Company considered the application of push-down accounting to the Company’s financial statements and determined that, given the percentage of equity interest acquired in the acquisition, push-down accounting treatment was not required. The Company elected not to apply push-down accounting treatment as a result of the acquisition. In connection with the CCMP Acquisition, the Convertible Redeemable Preferred Stock- Series A (“Preferred Stock”) was converted to common stock. In addition, the outstanding stock options became fully vested and the management agreement with the holders of the Preferred Stock was terminated. See Notes 6 and 10 for more information. As described in Note 6, the Company recognized $1.0 million compensation expense related to those options that became fully vested. The Company also incurred $0.2 million and $0.7 million of transaction costs which are included in selling, general and administrative expenses in the accompanying consolidated statement of operations for the fiscal years ended January 29, 2011 and January 30, 2010, respectively.

On April 28, 2010, the Company authorized a split of its issued and outstanding stock in the ratio of four hundred to one (400-1). Accordingly, the accompanying consolidated financial statements have been retroactively adjusted to reflect the effects of the stock split on common shares and per share amounts.

Fiscal Year

The Company maintains its accounts on a 52- to 53- week year ending on the Saturday closest to January 31. All references herein to fiscal year “2010”, “2009” and “2008” represent the 52-week periods ended January 29, 2011, January 30, 2010 and January 31, 2009, respectively.

Principles of Consolidation and Presentation

The accompanying consolidated financial statements include the accounts of the Company and all its subsidiaries. All significant inter-company balances and transactions have been eliminated in consolidation.

Reclassifications

In certain instances, amounts previously reported in the fiscal year 2009 and 2008 financial statements have been reclassified from selling, general and administrative expenses to cost of goods sold and occupancy costs (including rent, utilities, repairs and maintenance, taxes and licenses and common area expenses) to conform with the presentation in the fiscal year 2010 financial statements. The reclassifications had no effect on net income or shareholders’ equity as previously reported.

Management Estimates and Assumptions

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues, net of estimated sales return, and expenses during the reporting periods. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities measured at fair value are classified using the following hierarchy, which is based upon the transparency of inputs to the valuation at the measurement date:

•	Level 1—Quoted prices in active markets for identical assets or liabilities.

•	Level 2—Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly.

•	Level 3—Unobservable inputs based on the Company’s own assumptions.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement.

Financial assets and liabilities with carrying amounts approximating fair value include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities. The carrying amount of these financial assets and liabilities approximates fair value because of their short maturities. The carrying amount of the Company’s debt approximates its fair value due to proximity of the debt issue date and the latest balance sheet date and the variable component of the interest on the debt.

Cash and Cash Equivalents

The Company considers all interest-bearing deposits and investments purchased with an original maturity of three months or less to be cash equivalents. The Company maintains cash balances at financial institutions that may from time to time exceed the Federal Deposit Insurance Corporation’s insurance limits. The Company mitigates this concentration of credit risk by monitoring the credit worthiness of the financial institutions.

Accounts Receivable

Accounts receivable consist of amounts due from credit card companies, tenant allowances due from landlords and income tax receivable. The Company’s management has reviewed accounts receivable for collectibility and has determined an allowance for doubtful accounts is not necessary at January 29, 2011 and January 30, 2010.

Inventory

The Company values merchandise inventory at the lower of cost or market on a weighted-average cost basis. Inventory costs include freight-in. The Company records merchandise receipts at the time they are delivered to the distribution center or to its boutiques from vendors.

The Company reviews its inventory levels to identify slow-moving merchandise and generally uses promotional markdowns to clear slow-moving merchandise. Each period, the Company evaluates recent selling trends and the related promotional events or pricing strategies in place to sell through the current inventory levels.

The Company also estimates a shrinkage reserve for the period of time between the last physical count and the balance sheet date. The estimate for shrinkage reserve can be affected by changes in merchandise mix and changes in actual shrinkage trends.

Property and Equipment

Property and equipment is stated at cost. Depreciation of property and equipment is provided on a straight-line basis for financial reporting purposes using the following useful lives:

Assets	Estimated Useful Lives
Equipment	3 - 5 years
Furniture and fixtures	5 years
Software	3 years
Signage and leasehold improvements	the lesser of 5 - 10 years or lease term

Assets under construction are not depreciated until the asset is placed in service and ready for use.

Maintenance and repairs of property and equipment are expensed as incurred, and major improvements are capitalized. Upon retirement, sale or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and any gain or loss is reflected in current earnings.

Impairment of Long-lived Assets

The Company periodically evaluates long-lived assets held for use and held for sale whenever events or changes in circumstances indicate that the carrying amount of those assets may not be recoverable. Assets are grouped and evaluated for impairment at the lowest level for which there are identifiable cash flows, which is generally at a boutique level. Boutique assets are reviewed for impairment using factors including, but not limited to, the Company’s future operating plans and projected cash flows. The determination of whether impairment has occurred is based on an estimate of undiscounted future cash flows directly related to that boutique, compared to the carrying value of the assets. The Company recognizes impairment if the sum of the undiscounted future cash flows of a boutique does not exceed the carrying value of the assets. For impaired assets, the Company recognizes a loss equal to the difference between the net book value of the asset and its estimated fair value. Fair value is based on discounted future cash flows of the asset using a discount rate commensurate with the risk. In addition, at the time a decision is made to close a boutique, the Company records an impairment charge, if appropriate, or accelerates depreciation over the revised useful life of the asset. Based on the analysis performed, there was no impairment for each of the fiscal years ended January 29, 2011, January 30, 2010 and January 31, 2009.

Operating Leases

The Company leases boutiques and distribution center and office space under operating leases. The majority of the Company’s lease agreements provide for tenant improvement allowances, rent escalation clauses and/or contingent rent provisions.

The Company records tenant improvement allowances and other landlord incentives as a component of deferred rent which is amortized on a straight-line basis over the lease term as a reduction of rent expense. The unamortized portion of deferred rent totaled $5.9 million and $1.6 million at January 29, 2011 and January 30, 2010, respectively, and is included in deferred and accrued rents in the consolidated balance sheets.

The Company records straight-line rent expense beginning on the earlier of taking possession of the boutique (pre-opening or construction period) or the commencement date of the lease. In fiscal 2010, the Company determined that its policy had historically been inconsistently applied. The Company corrected the deferred rent expense account, resulting in a non-cash $0.7 million cumulative adjustment to record additional rent expense during the first quarter of fiscal 2010. That adjustment was included in the cost of goods sold and occupancy cost in the consolidated statements of operations. The adjustment did not impact historical cash flows and will not impact future net cash flows or the timing of the payments under the related leases. Prior years’ financial statements were not restated as the impact of these issues was immaterial to previously reported results for any individual prior year.

Certain leases provide for contingent rents, in addition to a basic fixed rent, which are determined as a percentage of gross sales in excess of specified levels. The Company records a contingent rent liability and the corresponding rent expense when specified levels have been achieved or when management determines that achieving the specified levels during the fiscal year is probable.

Revenue Recognition

The Company recognizes revenue upon purchase of merchandise by customers, net of estimated merchandise returns. Revenue is recognized for boutique sales at the point at which the customer receives and pays for the merchandise at the register. For on-line sales, revenue is recognized upon delivery and includes shipping charges. Management estimates future returns on previously sold merchandise based on return history and current sales levels. The estimated sales returns are periodically compared to actual sales returns and adjusted, if appropriate.

Gift Cards and Gift Card Breakage

The Company accounts for the sale of gift cards as a liability at the time a gift card is sold. The liability is relieved and revenue is recognized upon redemption of the gift card. The Company’s gift cards do not have an expiration date. We will recognize income from the breakage of gift cards when the likelihood of redemption of the gift card is remote based on historical redemption patterns. The Company has not accumulated adequate historical data to reasonably estimate the amount of gift cards that will never be redeemed. Consequently, the Company has not recognized gift card breakage income in fiscal years 2010, 2009 or 2008. The Company does not anticipate recognizing gift card breakage until it accumulates additional data beyond fiscal year 2011.

Sales Taxes

The Company excludes all taxes assessed by a government authority directly imposed on revenue producing transactions between a seller and a customer from revenue.

Cost of Goods Sold and Occupancy Costs

Cost of goods sold and occupancy costs include the direct cost of purchased merchandise, freight costs from the Company’s suppliers to its distribution centers and freight costs for merchandise shipped directly from its vendors to its boutiques, allowances for inventory shrinkage and obsolescence, boutique occupancy costs including rent, utilities, common area maintenance, property taxes, depreciation and boutique repair and maintenance costs, and shipping costs related to e-commerce sales.

Selling, General and Administrative Expenses

Selling, general and administrative expenses include boutique and headquarters payroll, employee benefits, freight from distribution centers to boutiques, boutique pre-opening expense, credit card merchant fees, costs of maintaining and operating the Company’s e-commerce business, travel and administration costs and other expenses related to operations at the corporate headquarters, as well as share-based compensation. Pre-opening expenses (including boutique set-up and training expenses) incurred prior to the opening of new boutiques are expensed as incurred and are included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

Freight costs included in selling, general and administrative expenses amounted to $0.8 million, $0.5 million and $0.3 million for the fiscal years ended January 29, 2011, January 30, 2010 and January 31, 2009, respectively.

Advertising

Costs associated with advertising are charged to expense as incurred. For the years ended January 29, 2011, January 30, 2010, and January 31, 2009 advertising costs were minimal.

Stock-Based Compensation

In connection with the Company’s stock based compensation plans, the Board of Directors considers the estimated fair value of the Company’s stock when setting the stock option exercise price as of the date of each grant. Because the Company is privately held and there is no public market for its common stock, the fair market value of its common stock is determined by the Board of Directors at the time the option grants are awarded. In determining the fair value of the common stock, the Board of Directors considers such factors as the Company’s actual and projected financial results, the consideration paid by third party investors in the Company, including investments by BGCP and CCMP in arm’s length transactions for their respective investment and controlling investment in the Company (as described in Notes 1 and 10), the principal amount of the Company’s indebtedness, valuations of the Company performed by third parties and other factors the Board of Directors believed were material to the valuation process. To the extent financial projections and anticipated boutique openings did not materially change from the date of the BGCP Acquisition or the CCMP Acquisition through the date of a stock option grant, the Board of Directors concluded that the per share price of the common stock related to each of the acquisition transactions represented the most accurate estimate of the fair value of the common stock for purpose of setting the respective option exercise price as of the date of each grant. Additionally, for these grants, in making its determination of fair value, the Board of Directors did not apply control premium or marketability considerations. To timely secure the necessary talent the Company requires to support its growth, the Board of Directors takes into account a number of factors, including utilizing the most recent third-party valuation study available to help establish the exercise price for the applicable grant.

Stock-based compensation cost is measured at the grant date fair value and is recognized as an expense on a straight-line basis over the employee’s requisite service period (generally the vesting period of the equity grant). The Company estimates forfeitures for options granted that are not expected to vest. Changes in these inputs and assumptions can materially affect the measurement of the estimated fair value of the stock-based compensation expense. The Company estimates the grant date fair value of stock option awards using the Black-Scholes option pricing model. See Note 6 for further information.

Debt Issuance Costs

Costs incurred in connection with the Company’s borrowings are capitalized and included in other assets in the consolidated balance sheets. These costs are amortized to interest expense using the effective interest method over the term of the loan. In 2010, the Company incurred $2.2 million of costs related to the credit facility obtained during the year. At January 29, 2011, debt issuance costs totaled $2.0 million, net of $0.2 million of accumulated amortization. Amortization expense amounted to $0.2 million for the fiscal year ended January 29, 2011.

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, the amount of taxes currently payable or refundable is accrued, and deferred tax assets and liabilities are recognized for the estimated future tax consequences of temporary differences that currently exist between the tax basis and the financial reporting basis of the Company’s assets and liabilities. Valuation allowances are established against deferred tax assets when it is more-likely-than-not that the realization of those deferred tax assets will not occur.

Deferred tax assets and liabilities are measured using the enacted tax rates in effect in the years when those temporary differences are expected to reverse. The effect on deferred taxes from a change in tax rate is recognized through continuing operations in the period that includes the enactment date of the change. Changes in tax laws and rates could affect recorded deferred tax assets and liabilities in the future.

A tax benefit from an uncertain tax position may be recognized when it is more-likely-than-not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold to be recognized. The Company recognizes tax liabilities for uncertain tax positions and adjusts these liabilities when the Company’s judgment changes as a result of the evaluation of new information not previously available. Due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the tax liabilities. These differences will be reflected as increases or decreases to income tax expense and the effective tax rate in the period in which the new information becomes available. Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. The Company has no uncertain tax positions or related interest or penalties requiring accrual at January 29, 2011 and January 30, 2010.

Subsequent Event Evaluation

The Company has reviewed and evaluated material subsequent events from the balance sheet date of January 29, 2011 through April 15, 2011, the issuance of the financial statements.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures About Fair Value Measurements an update to Topic 820, Fair Value Measurements and Disclosures. ASU 2010-06 expands disclosure requirements related to fair value measurements including (i) separately disclosing the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describing the reasons for the transfers and (ii) presenting separate information for Level 3 activity pertaining to gross purchases, sales, issuances and settlements. The new disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 activity disclosures, which are effective for fiscal years beginning after December 15, 2010. The adoption of ASU 2010-06 did not have a material impact on the Company’s consolidated financial statements.